Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Unsecured bank loans	35	—
Less: Current portion	(4)	—
	$1,631	$1,600

The annual interest rates of bank loans were as follows:

	December 31
	2024	2025
Secured bank loans	2.09%	2.10%
Unsecured bank loans	2.22%	—